TAXES AND CHARGES - Schedule of Deferred Income Tax and Social Contribution Tax (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	R$ 3,601	R$ 4,424
Deferred tax liabilities, Balance at beginning of period	(2,810)	(2,491)
Deferred tax assets (liabilities), Balance at beginning of period	791	1,933
Profit and loss	(209)	(743)
Comprehensive income	(37)	(394)
Others	(261)	(5)
Deferred tax assets, Balance at end of period	3,039	3,601
Deferred tax liabilities, Balance at end of period	(2,755)	(2,810)
Deferred tax assets (liabilities), Balance at end of period	284	791
Total assets	1,853	2,334	R$ 3,045
Total liabilities	(1,569)	(1,543)	R$ (1,112)
Deferred tax assets
Movement of deferred income tax and social contribution
Profit and loss	(268)	(429)
Comprehensive income	(37)	(394)
Others	(257)
Deferred tax assets, Tax loss carryforwards
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	956	1,219
Profit and loss	107	(263)
Comprehensive income
Others
Deferred tax assets, Balance at end of period	1,063	956
Deferred tax assets, Provisions for contingencies
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	619	723
Profit and loss	134	(104)
Comprehensive income
Others
Deferred tax assets, Balance at end of period	753	619
Deferred tax assets, Impairment on investments
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	17	57
Profit and loss	(1)	(40)
Comprehensive income
Others
Deferred tax assets, Balance at end of period	16	17
Deferred tax assets, Provision for income sharing payments
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	30	48
Profit and loss	8	(18)
Comprehensive income
Others
Deferred tax assets, Balance at end of period	38	30
Deferred tax assets, Post-employment obligations
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	1,465	1,812
Profit and loss	(567)	47
Comprehensive income	(37)	(394)
Others	(257)
Deferred tax assets, Balance at end of period	604	1,465
Deferred tax assets, Provision for expected credit losses
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	350	326
Profit and loss	57	24
Comprehensive income
Others
Deferred tax assets, Balance at end of period	407	350
Deferred tax assets, Onerous concession
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	12	12
Profit and loss
Comprehensive income
Others
Deferred tax assets, Balance at end of period	12	12
Deferred tax assets, Rights of use
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	134	126
Profit and loss	(3)	8
Comprehensive income
Others
Deferred tax assets, Balance at end of period	131	134
Deferred tax assets, Others
Movement of deferred income tax and social contribution
Deferred tax assets, Balance at beginning of period	18	13
Profit and loss	(3)	5
Comprehensive income
Others
Deferred tax assets, Balance at end of period	15	18
Deferred tax liabilities
Movement of deferred income tax and social contribution
Profit and loss	59	(314)
Comprehensive income
Others	(4)	(5)
Deferred tax liabilities, Deemed cost
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(147)	(155)
Profit and loss	5	8
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(142)	(147)
Deferred tax liabilities, Acquisition costs of equity interests
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(339)	(439)
Profit and loss	13	100
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(326)	(339)
Deferred tax liabilities, Borrowing costs capitalized
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(199)	(182)
Profit and loss	(20)	(17)
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(219)	(199)
Deferred tax liabilities, Adjustment to expectation of cash flow – Concession assets
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(387)	(334)
Profit and loss	(71)	(53)
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(458)	(387)
Deferred tax liabilities, Revenues arising from transmission contract asset
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(1,400)	(931)
Profit and loss	119	(469)
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(1,281)	(1,400)
Deferred tax liabilities, Adjustment to fair value: Swap/Loss
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(1)	(126)
Profit and loss	2	125
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	1	(1)
Deferred tax liabilities, Reimbursement of costs – GSF
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(184)	(229)
Profit and loss	46	45
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(138)	(184)
Deferred tax liabilities, Lease liabilities
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(119)	(127)
Profit and loss	5	8
Comprehensive income
Others
Deferred tax liabilities, Balance at end of period	(114)	(119)
Deferred tax liabilities, Others
Movement of deferred income tax and social contribution
Deferred tax liabilities, Balance at beginning of period	(34)	32
Profit and loss	(40)	(61)
Comprehensive income
Others	(4)	(5)
Deferred tax liabilities, Balance at end of period	R$ (78)	R$ (34)